Stock Options	12 Months Ended
Jun. 30, 2020
Share-based Payment Arrangement [Abstract]
Stock Options

Option activity is summarized as follows:

	June 30, 2020		June 30, 2019

		Weighted-		Weighted-
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price
Shares under option:
Outstanding, beginning of year	97,205	$3.24	92,000	$3.15
Granted	25,881	7.47	6,705	4.54
Exercised	(24,000)	3.35	-	-
Forfeited	(2,500)	3.08	1,500	3.27

Outstanding, end of year	96,586	$4.35	97,205	$3.24

Options exercisable at year-end	49,236	$3.29	50,167	$3.29

Weighted average fair value per share of options granted during the fiscal year		$5.58		$1.79

As of June 30, 2020 Options Outstanding			As of June 30, 2020 Exercisable

		Weighted-
		Average	Weighted-		Weighted-
Range		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (Years)	Price	Outstanding	Price

$5.35 - 11.30	25,881	9.87	$7.47	-	$0.00

$2.91 - 4.65	70,705	6.46	$3.33	49,236	$3.29

	96,586			49,236

As of June 30, 2019 Options Outstanding			As of June 30, 2019 Exercisable

		Weighted-
		Average	Weighted-		Weighted-
Range		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Prices	Outstanding	Life (Years)	Price	Outstanding	Price

$2.91 - 3.08	70,500	7.81	$3.07	30,167	$2.80

$3.65 - 4.65	26,705	5.57	$4.02	20,000	$3.84

	97,205		50,167